Capital Stock (Details 3) - yr	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Disclosure of range of exercise prices of outstanding share options [line items]
Expected option life (in years)	4.6	4.4
Risk free interest rate	0.75%	1.40%
Dividend yield	0.00%	0.00%
Expected volatility	69.03%	47.10%